MATERIAL ACCOUNTING POLICY INFORMATION (Narrative) (Details) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Expiry of share-based payment awards	$ 1,157,471	$ 2,318,600
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	55.00%
Furniture and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%